Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income

12. Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	$10,135,0	$10,135,0	$10,135,0
	2011
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,322	$(2,562)	$4,760
Less: reclassification adjustment of realized capital gains and losses	2,075	(726)	1,349

Unrealized net capital gains and losses	5,247	(1,836)	3,411

Other comprehensive income	$5,247	$(1,836)	$3,411

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,746	$(2,711)	$5,035
Less: reclassification adjustment of realized capital gains and losses	694	(243)	451

Unrealized net capital gains and losses	7,052	(2,468)	4,584

Other comprehensive income	$7,052	$(2,468)	$4,584

	2009
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period	$10,135	$(3,547)	$6,588
Less: reclassification adjustment of realized capital gains and losses	1,238	(433)	805

Unrealized net capital gains and losses	8,897	(3,114)	5,783

Other comprehensive income	$8,897	$(3,114)	$5,783